PENSION PLAN - Plan Assets (Details) - Registered Plans	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Equity securities	61.00%	59.00%
Debt	34.00%	35.00%
Other	5.00%	6.00%
Total	100.00%	100.00%